Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2014
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following components:

	31 March
(Millions of US dollars)	2014	2013

Cash at bank and on hand	$70.9	$55.5
Short-term deposits	96.6	98.2

Total cash and cash equivalents	$167.5	$153.7